Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying amounts and approximate fair values of our financial instruments at December 31, 2014 and 2013 follow (amounts in thousands):

	December 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Current and long-term debt	$1,036,678	1,055,952	1,047,980	1,058,431

Fair Value Assets and Liabilities Measured on Recurring Basis
Assets measured at fair value on a recurring basis as of December 31, 2014 and 2013 are as follows (amounts in thousands):

	Fair Value Measurement at Reporting Date Using
December 31, 2014 Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Deferred compensation plan assets (mutual funds)	$2,068	—	—
Total assets at fair value	$2,068	—	—

December 31, 2013 Assets
Deferred compensation plan assets (mutual funds)	$2,183	—	—
Total assets at fair value	$2,183	—	—